Shareholders' Equity and Dividend Availability (details) - Dividend Availability $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) item $ / shares	Dec. 31, 2015 USD ($) item $ / shares	Dec. 31, 2014 USD ($) item $ / shares
Statutory accounting principals
Dividends received by TRV and its two non-insurance holding companies from their U.S. insurance subsidiaries	$ 3,050	$ 3,750	$ 4,100
Cash dividends declared per common share | $ / shares	$ 2.62	$ 2.38	$ 2.15
Cash dividends paid	$ 757	$ 739	$ 729
Insurance subsidiaries [Member]
Statutory accounting principals
Statutory net income of the Company's domestic and international insurance subsidiaries	3,200	3,800	$ 3,970
Statutory capital and surplus of the Company's domestic and international insurance subsidiaries	$ 20,760	$ 20,570
Travelers [Member]
Statutory accounting principals
Number of non-insurance holding companies underneath TRV | item	2	2	2
Cash dividends declared per common share | $ / shares	$ 2.62	$ 2.38	$ 2.15
Cash dividends paid	$ 757	$ 739	$ 729
Connecticut Insurance Department [Member] | Insurance subsidiaries [Member]
Statutory accounting principals
Maximum amount of dividends available to be paid by subsidiaries to their parent without prior approval of the Connecticut Insurance Department	$ 3,690